Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Total Intangible Assets

Total intangible assets consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025
	Gross Amount	Accumulated Amortization	Net Balance
	USD in thousands
Brands	7,774	(3,211)	4,563
Customer relationships	1,083	(54)	1,029
Total	8,857	(3,265)	5,592

	December 31, 2024
	Gross Amount	Accumulated Amortization	Net Balance
	USD in thousands
Brands	7,774	(2,829)	4,945